Derivative Financial Instruments - Schedule of Effects of Ineffectiveness of Income Statement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 MXN ($)
Schedule of Effects of Ineffectiveness of Income Statement [Line Items]
As of January 1, 2025
Effect of hedging instruments recognized in OCI during the year	(82,365)
Reclassification to Inventory	56,127
Deferred income tax	(1,400)
As of December 31, 2025	(27,638)
Forwards [Member]
Schedule of Effects of Ineffectiveness of Income Statement [Line Items]
As of January 1, 2025
Effect of hedging instruments recognized in OCI during the year	(76,167)
Reclassification to Inventory	51,881
Deferred income tax	(1,599)
As of December 31, 2025	(25,885)
Options [Member]
Schedule of Effects of Ineffectiveness of Income Statement [Line Items]
As of January 1, 2025
Effect of hedging instruments recognized in OCI during the year	(6,198)
Reclassification to Inventory	4,246
Deferred income tax	199
As of December 31, 2025	$ (1,753)